Schedule of liability warrants granted (Details)									12 Months Ended
	Mar. 24, 2026 shares $ / shares	Feb. 20, 2026	Oct. 07, 2025	Aug. 21, 2025	Jul. 30, 2025	Jun. 24, 2025	May 27, 2025	Apr. 02, 2025	Jun. 30, 2026 shares	Jun. 30, 2025 shares
Warrant Liabilities
Number of Warrants, Granted | shares	2,394,367									2,394,367
Granted value of warrants | $ / shares	$ 2.08
Expected life of warrants	5 years
Risk free interest rate	4.07%	2.69%	2.66%	2.94%	3.00%	2.82%	2.80%	2.54%
Volatility	27.97%	60.24%	58.72%	57.88%	57.88%	30.36%	30.28%	30.15%
Dividend yield